condensed interim consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Net income (loss)	$ 196	$ 498	$ 420	$ 902
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	1,006	831	2,028	1,673
Deferred income taxes	(36)	(5)	(129)	(6)
Share-based compensation expense, net	30	42	73	68
Net employee defined benefit plans expense	16	25	31	52
Employer contributions to employee defined benefit plans	(7)	(8)	(16)	(25)
Non-current contract assets	16	11	30	37
Non-current unbilled customer finance receivables	(8)	113	(22)	31
Unrealized change in forward element of virtual power purchase agreements	7	(80)	26	(80)
Loss from equity accounted investments	4	3	8	7
Other	(79)	(68)	(58)	(72)
Net change in non-cash operating working capital	(28)	(112)	(513)	(202)
Cash provided by operating activities	1,117	1,250	1,878	2,385
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(777)	(1,016)	(1,753)	(2,029)
Cash payments for spectrum licences	(5)		(5)
Cash payments for acquisitions, net		(353)	(1,262)	(480)
Advances to, and investment in, real estate joint ventures and associates	(112)	(2)	(117)	(2)
Real estate joint venture receipts	2	1	4	2
Proceeds on disposition	7	7	7	12
Investment in portfolio investments and other	(23)	(75)	(115)	(140)
Cash used by investing activities	(908)	(1,438)	(3,241)	(2,637)
FINANCING ACTIVITIES
Dividends paid to holders of Common Shares	(320)	(290)	(638)	(583)
Issue (repayment) of short-term borrowings, net	1	171	490	165
Long-term debt issued	1,836	1,770	5,517	4,057
Redemptions and repayment of long-term debt	(1,898)	(1,770)	(4,270)	(3,629)
Shares of subsidiary purchased from non-controlling interests, net	(57)	(85)	(57)	(85)
Other	1		(4)	(14)
Cash provided (used) by financing activities	(437)	(204)	1,038	(89)
CASH POSITION
Decrease in cash and temporary investments, net	(228)	(392)	(325)	(341)
Cash and temporary investments, net, beginning of period	877	774	974	723
Cash and temporary investments, net, end of period	649	382	649	382
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(295)	(195)	(581)	(375)
Interest received	3		7	1
Income taxes paid, net	$ (152)	$ (130)	$ (279)	$ (238)